Contingent consideration (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Consideration [Abstract]
Disclosure of contingent liabilities	At December 31, 2017, if all of the remaining milestones are met, the timing of these payments is estimated to occur as follows:

$
2018	100
2020	2,625
2021	5,125
7,850